Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Retirement Plan

19. Retirement Plan

The Company has a defined-contribution plan under Section 401(k) of Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.

Matching contribution costs paid by the Company for the three and nine months ended September 30, 2023 were $0.1 million and $0.2 million, respectively and $0.1 million and $0.2 million for the three and nine months ended September 30, 2022, respectively.

25. Retirement Plan

The Company has a defined-contribution plan under Section 401(k) of Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches 50% of employee contributions up to a maximum of 6% of employees’ salary.

For each of the years ended December 31, 2022 and 2021, matching contribution costs paid by the Company were $0.2 million.